Quarterly Holdings Report
for
Fidelity® Mid-Cap Stock Fund
January 31, 2024
MCS-NPRT3-0324
1.813018.119
Common Stocks - 98.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 2.8%
Entertainment - 1.7%
Endeavor Group Holdings, Inc.	2,175,601	53,846
Liberty Media Corp. Liberty Formula One Class A	315,235	19,258
TKO Group Holdings, Inc.	172,000	14,395
Warner Music Group Corp. Class A	927,044	33,828
		121,327
Interactive Media & Services - 0.4%
Ziff Davis, Inc. (a)	368,897	24,864
Media - 0.7%
Cable One, Inc. (b)	42,840	23,516
Interpublic Group of Companies, Inc.	907,423	29,936
		53,452
TOTAL COMMUNICATION SERVICES		199,643
CONSUMER DISCRETIONARY - 13.0%
Automobile Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	3,337,434	27,000
Aptiv PLC (a)	556,779	45,283
Atmus Filtration Technologies, Inc. (b)	325,139	7,260
		79,543
Broadline Retail - 0.2%
eBay, Inc.	414,537	17,025
Distributors - 0.4%
LKQ Corp.	685,389	31,987
Diversified Consumer Services - 0.7%
H&R Block, Inc.	1,112,607	52,115
Hotels, Restaurants & Leisure - 4.2%
Aramark	1,730,846	50,333
Caesars Entertainment, Inc. (a)	576,477	25,290
Churchill Downs, Inc.	565,564	68,416
Domino's Pizza, Inc.	107,048	45,626
Flutter Entertainment PLC (a)	129,617	26,750
Vail Resorts, Inc.	151,343	33,598
Wyndham Hotels & Resorts, Inc.	655,803	51,107
		301,120
Household Durables - 1.3%
D.R. Horton, Inc.	215,690	30,824
Mohawk Industries, Inc. (a)	163,870	17,083
NVR, Inc. (a)	6,279	44,426
		92,333
Leisure Products - 0.4%
Brunswick Corp.	387,224	31,241
Specialty Retail - 1.5%
Best Buy Co., Inc.	244,232	17,704
Burlington Stores, Inc. (a)	308,812	59,029
Chewy, Inc. (a)(b)	703,738	12,541
Foot Locker, Inc.	573,125	16,139
		105,413
Textiles, Apparel & Luxury Goods - 3.2%
Bolt Threads, Inc. (c)(d)	239,558	953
Brunello Cucinelli SpA	830,234	82,815
PVH Corp.	775,630	93,277
Tapestry, Inc.	1,422,184	55,167
		232,212
TOTAL CONSUMER DISCRETIONARY		942,989
CONSUMER STAPLES - 5.0%
Beverages - 1.0%
Boston Beer Co., Inc. Class A (a)	101,118	35,317
Keurig Dr. Pepper, Inc.	1,231,635	38,723
		74,040
Consumer Staples Distribution & Retail - 2.3%
BJ's Wholesale Club Holdings, Inc. (a)	832,516	53,564
Performance Food Group Co. (a)	1,510,557	109,787
		163,351
Food Products - 1.1%
Bowery Farming, Inc. warrants (a)(c)(d)	252,678	1,044
Bunge Global SA	254,563	22,424
Lamb Weston Holdings, Inc.	241,614	24,751
Nomad Foods Ltd.	1,795,465	32,300
		80,519
Household Products - 0.6%
Energizer Holdings, Inc.	908,087	28,714
Reynolds Consumer Products, Inc.	675,000	18,340
		47,054
TOTAL CONSUMER STAPLES		364,964
ENERGY - 6.5%
Energy Equipment & Services - 1.1%
Expro Group Holdings NV (a)	1,864,997	32,824
NOV, Inc.	2,368,808	46,215
		79,039
Oil, Gas & Consumable Fuels - 5.4%
Canadian Natural Resources Ltd.	1,052,185	67,336
Cheniere Energy, Inc.	589,038	96,596
Energy Transfer LP	3,306,546	47,284
Hess Corp.	135,875	19,095
Imperial Oil Ltd. (b)	1,788,862	103,184
Range Resources Corp.	1,850,483	53,738
		387,233
TOTAL ENERGY		466,272
FINANCIALS - 16.6%
Banks - 5.3%
BOK Financial Corp.	433,779	36,368
First Horizon National Corp.	4,696,273	66,875
Huntington Bancshares, Inc.	3,727,485	47,451
M&T Bank Corp.	442,301	61,082
PNC Financial Services Group, Inc.	332,749	50,315
U.S. Bancorp	1,083,940	45,027
Wintrust Financial Corp.	790,545	76,667
		383,785
Capital Markets - 1.4%
Cboe Global Markets, Inc.	184,950	34,003
Lazard, Inc. Class A	730,386	28,470
Raymond James Financial, Inc.	368,763	40,630
		103,103
Financial Services - 1.8%
Flywire Corp. (a)	777,407	16,613
Radian Group, Inc.	2,311,503	66,987
Shift4 Payments, Inc. (a)	207,474	14,899
WEX, Inc. (a)	142,000	29,023
		127,522
Insurance - 8.1%
American Financial Group, Inc.	771,619	92,903
Arch Capital Group Ltd. (a)	1,196,412	98,620
Assurant, Inc.	207,580	34,863
Beazley PLC	3,954,546	27,288
First American Financial Corp.	1,209,244	72,978
Globe Life, Inc.	351,257	43,141
Hartford Financial Services Group, Inc.	707,982	61,566
Hiscox Ltd.	2,632,284	34,660
RenaissanceRe Holdings Ltd.	322,015	73,687
The Travelers Companies, Inc.	216,203	45,697
		585,403
TOTAL FINANCIALS		1,199,813
HEALTH CARE - 7.9%
Biotechnology - 0.8%
Repligen Corp. (a)(b)	323,725	61,314
Health Care Equipment & Supplies - 2.0%
Dentsply Sirona, Inc.	648,088	22,521
Hologic, Inc. (a)	813,095	60,527
Inspire Medical Systems, Inc. (a)	85,418	18,012
Masimo Corp. (a)	344,875	44,468
		145,528
Health Care Providers & Services - 2.9%
Centene Corp. (a)	927,339	69,838
Henry Schein, Inc. (a)	415,066	31,064
Molina Healthcare, Inc. (a)	298,328	106,336
		207,238
Health Care Technology - 0.3%
Evolent Health, Inc.	692,300	20,361
Life Sciences Tools & Services - 0.8%
Charles River Laboratories International, Inc. (a)	164,939	35,673
Sartorius Stedim Biotech	75,759	20,566
		56,239
Pharmaceuticals - 1.1%
Elanco Animal Health, Inc. (a)	724,300	10,676
Recordati SpA	622,907	34,534
UCB SA	364,372	34,377
		79,587
TOTAL HEALTH CARE		570,267
INDUSTRIALS - 23.8%
Aerospace & Defense - 4.0%
BWX Technologies, Inc.	634,955	51,736
Huntington Ingalls Industries, Inc.	169,072	43,776
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	1,396,290	135,442
Class C (a)(c)(d)	20,340	1,973
Woodward, Inc.	410,208	56,514
		289,441
Air Freight & Logistics - 0.4%
GXO Logistics, Inc. (a)	570,722	31,036
Building Products - 2.0%
Hayward Holdings, Inc. (a)	1,329,604	16,647
Johnson Controls International PLC	778,123	40,999
Owens Corning	570,210	86,404
		144,050
Commercial Services & Supplies - 1.1%
GFL Environmental, Inc.	2,318,362	78,770
Construction & Engineering - 2.0%
AECOM	1,033,826	91,173
Willscot Mobile Mini Holdings (a)	1,159,702	54,854
		146,027
Electrical Equipment - 4.1%
Acuity Brands, Inc.	339,705	80,904
Generac Holdings, Inc. (a)	358,247	40,722
Nextracker, Inc. Class A	372,688	16,872
Regal Rexnord Corp.	594,561	79,350
Vertiv Holdings Co.	1,329,861	74,911
		292,759
Ground Transportation - 1.0%
Knight-Swift Transportation Holdings, Inc. Class A	1,287,215	73,860
Machinery - 4.4%
Allison Transmission Holdings, Inc.	847,008	51,278
Chart Industries, Inc. (a)(b)	590,505	68,924
Crane Co.	434,716	53,953
Donaldson Co., Inc.	1,140,025	73,634
Energy Recovery, Inc. (a)	588,699	9,131
Fortive Corp.	792,979	61,995
		318,915
Marine Transportation - 0.5%
Kirby Corp. (a)	439,071	34,537
Professional Services - 3.8%
Leidos Holdings, Inc.	416,042	45,960
Science Applications International Corp.	434,092	55,416
SS&C Technologies Holdings, Inc.	572,632	34,942
TransUnion	871,790	60,319
WNS Holdings Ltd. sponsored ADR (a)	1,117,937	77,529
		274,166
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply, Inc. (a)	419,873	34,803
TOTAL INDUSTRIALS		1,718,364
INFORMATION TECHNOLOGY - 7.0%
Communications Equipment - 1.1%
Ciena Corp. (a)	925,000	49,025
Lumentum Holdings, Inc. (a)	550,899	30,266
		79,291
Electronic Equipment, Instruments & Components - 2.8%
Coherent Corp. (a)	493,728	23,472
Crane Nxt Co.	854,789	49,817
Fabrinet (a)	288,467	61,591
Flex Ltd. (a)	2,139,614	50,794
Keysight Technologies, Inc. (a)	139,571	21,391
		207,065
IT Services - 1.4%
Amdocs Ltd.	562,661	51,585
MongoDB, Inc. Class A (a)	120,093	48,100
		99,685
Semiconductors & Semiconductor Equipment - 0.6%
Allegro MicroSystems LLC (a)	1,144,504	29,688
MKS Instruments, Inc.	131,600	14,009
		43,697
Software - 1.1%
Dynatrace, Inc. (a)	1,398,479	79,713
TOTAL INFORMATION TECHNOLOGY		509,451
MATERIALS - 6.5%
Chemicals - 2.5%
Cabot Corp.	637,918	45,994
Celanese Corp. Class A	209,696	30,676
CF Industries Holdings, Inc.	476,949	36,014
Nutrien Ltd.	429,581	21,421
Westlake Corp.	346,526	47,942
		182,047
Containers & Packaging - 2.0%
Avery Dennison Corp.	184,289	36,756
Crown Holdings, Inc.	437,000	38,675
Graphic Packaging Holding Co.	876,300	22,354
O-I Glass, Inc. (a)	3,434,759	50,010
		147,795
Metals & Mining - 2.0%
Commercial Metals Co.	1,245,876	65,060
Franco-Nevada Corp.	290,578	31,438
Freeport-McMoRan, Inc.	1,111,757	44,126
		140,624
TOTAL MATERIALS		470,466
REAL ESTATE - 4.7%
Equity Real Estate Investment Trusts (REITs) - 4.0%
Essex Property Trust, Inc.	91,620	21,372
Gaming & Leisure Properties	1,165,625	53,211
Omega Healthcare Investors, Inc.	1,125,237	32,632
Realty Income Corp.	1,349,563	73,403
Ventas, Inc.	818,206	37,957
VICI Properties, Inc.	1,813,585	54,625
Welltower, Inc.	229,373	19,843
		293,043
Real Estate Management & Development - 0.7%
Jones Lang LaSalle, Inc. (a)	272,383	48,228
TOTAL REAL ESTATE		341,271
UTILITIES - 4.9%
Electric Utilities - 1.7%
Alliant Energy Corp.	865,533	42,117
FirstEnergy Corp.	959,189	35,183
IDACORP, Inc. (b)	464,231	42,979
		120,279
Gas Utilities - 0.6%
Atmos Energy Corp.	403,974	46,029
Independent Power and Renewable Electricity Producers - 1.2%
The AES Corp.	1,352,929	22,567
Vistra Corp.	1,482,397	60,823
		83,390
Multi-Utilities - 0.7%
NiSource, Inc.	1,912,648	49,671
Water Utilities - 0.7%
Essential Utilities, Inc.	1,486,457	53,304
TOTAL UTILITIES		352,673
TOTAL COMMON STOCKS (Cost $5,227,338)		7,136,173

Convertible Preferred Stocks - 1.0%
	Shares	Value ($) (000s)
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Bowery Farming, Inc.:
Series C1 (a)(c)(d)	466,468	3,713
Series D1 (c)(d)	252,678	1,347
		5,060
HEALTH CARE - 0.5%
Biotechnology - 0.5%
National Resilience, Inc. Series B (a)(c)(d)	711,831	34,239
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp. Series H (a)(c)(d)	18,837	18,272
Construction & Engineering - 0.2%
Beta Technologies, Inc. Series B, 6.00% (a)(c)(d)	145,591	15,469
TOTAL INDUSTRIALS		33,741
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $57,779)		73,040

Money Market Funds - 1.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (e)	36,431,414	36,439
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	101,613,250	101,623
TOTAL MONEY MARKET FUNDS (Cost $138,060)		138,062

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $5,423,177)	7,347,275
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(115,753)
NET ASSETS - 100.0%	7,231,522

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $212,452,000 or 2.9% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Beta Technologies, Inc. Series B, 6.00%	4/04/22	15,021

Bolt Threads, Inc.	12/13/17 - 9/02/21	40,889

Bowery Farming, Inc. Series C1	5/18/21	28,104

Bowery Farming, Inc. Series D1	10/25/23	2,387

Bowery Farming, Inc. warrants	10/25/23	0

National Resilience, Inc. Series B	12/01/20	9,724

Space Exploration Technologies Corp. Class A	4/08/16 - 9/11/17	14,283

Space Exploration Technologies Corp. Class C	9/11/17	275

Space Exploration Technologies Corp. Series H	8/04/17	2,543

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	194,205	718,628	876,394	3,502	-	-	36,439	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	139,889	1,358,682	1,396,948	180	-	-	101,623	0.4%
Total	334,094	2,077,310	2,273,342	3,682	-	-	138,062

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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